Quarterly Financial Information (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information [Line Items]
Revenues	$ 26	$ 8	$ 37	$ 73	$ 0	$ 45	$ 2	$ 23	$ 23	$ 54	$ 110	$ 118	$ 93
Cost of product revenues	13	84	18	37	0	23	1	12	12	57	55	139	48
Gross (loss) profit	13	(76)	19	36	0	22	1	11	11	(3)	55	(21)	45
Total Operating expenses	3,162	2,214	2,311	4,535	2,620	2,864	2,677	2,544	3,017	8,540	9,466	11,680	11,102
Operating loss	(3,149)	(2,290)	(2,292)	(4,499)	(2,620)	(2,842)	(2,676)	(2,533)	(3,006)	(8,543)	(9,411)	(11,701)	(11,057)
Other expense, net	0	0	0	0	(3)	0	(4)	0	0	0	(3)	(3)	(4)
Loss before income taxes	(3,053)	(2,290)	(2,292)	(4,499)	(2,623)	(2,842)	(2,680)	(2,533)	(3,006)	(8,237)	(9,414)	(11,704)	(11,061)
Income taxes	0	0	0	0	0	0	0	0	0	0	0	0	0
Net loss	$ (3,053)	$ (2,290)	$ (2,292)	$ (4,499)	$ (2,623)	$ (2,842)	$ (2,680)	$ (2,533)	$ (3,006)	$ (8,237)	$ (9,414)	$ (11,704)	$ (11,061)
Basic and diluted net loss per share (in dollars per share)	$ (0.18)	$ (0.17)	$ (0.19)	$ (0.44)	$ (0.30)	$ (0.36)	$ (0.34)	$ (0.32)	$ (0.39)	$ (0.53)	$ (0.91)	$ (1.05)	$ (1.41)